Organization - Summary of Assets and Liabilities of Consolidated Trusts, ABS's and ABN Included in Consolidated Balance Sheets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Organization [Line Items]
Finance lease receivables – current	¥ 2,035,397,525	$ 311,938,318	¥ 1,661,082,122
Other current assets	24,467,956	3,749,880	14,246,396
Total current assets	8,899,049,546	1,363,839,011	5,540,755,045
Finance lease receivable – non-current	1,454,499,864	222,911,857	1,448,958,373
Total non-current assets	3,246,883,053	497,606,599	3,195,819,329
TOTAL ASSETS	12,145,932,599	1,861,445,610	8,736,574,374
Long-term debts—current	1,228,783,730	188,319,346	863,418,789
Other current liabilities	27,255,779	4,177,131	31,660,944
Total current liabilities	2,457,296,626	376,597,185	2,909,120,070
Long-term borrowings	977,791,191	149,853,056	301,667,717
Total non-current liabilities	1,313,426,836	201,291,469	335,794,013
Total liabilities	3,770,723,462	577,888,654	3,244,914,083
Consolidated Trust, ABS's and ABN [Member]
Organization [Line Items]
Finance lease receivables – current	605,746,128	92,834,656	556,315,579
Other current assets	224,309	34,377	88,136,131
Total current assets	605,970,437	92,869,033	644,451,710
Finance lease receivable – non-current	101,206,823	15,510,624	389,666,998
Total non-current assets	101,206,823	15,510,624	389,666,998
TOTAL ASSETS	707,177,260	108,379,657	1,034,118,708
Long-term debts—current	401,761,874	61,572,701	539,153,392
Other current liabilities	59,187	9,071	60,727,770
Total current liabilities	401,821,061	61,581,772	599,881,162
Long-term borrowings			79,884,342
Total non-current liabilities	0	0	79,884,342
Total liabilities	¥ 401,821,061	$ 61,581,772	¥ 679,765,504